Derivative Financial Instruments (Effect of Derivative Instruments on Consolidated Statements of Operations) (Detail) (Derivatives Not Designated as Hedging Instruments, Foreign Exchange Contract, Other Income (Expense), JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contract | Other Income (Expense)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives	¥ 96	¥ (96)	¥ 630